Debt - (Narrative - Other Debt Transactions) (Details) - USD ($) $ in Millions		1 Months Ended
	May 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Apr. 30, 2022	May 30, 2025	Mar. 31, 2025	May 08, 2024	Mar. 31, 2024
Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate						5.50%
Term Loan A | Term Loans
Debt Instrument [Line Items]
Principal amount of debt prepaid	$ 84.9
Term Loan B | Term Loans
Debt Instrument [Line Items]
Principal amount of debt prepaid	$ 214.1	$ 250.0	$ 355.1
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount repurchased								$ 85.0
Debt instrument, amount paid for repurchases								$ 61.4
Coupon rate						5.50%	5.50%
5.500% Senior Notes One | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid				$ 193.6
Debt instrument, principal amount repurchased						$ 200.0
Debt instrument, amount paid for repurchases					$ 135.0
Coupon rate						5.50%